INFORMATION ABOUT UNAUDITED INTERIM CONDENSED CONSOLIDATED COMPONENTS OF EQUITY - Share capital (Details)	6 Months Ended
	Dec. 31, 2021 USD ($) Vote $ / shares shares	Aug. 02, 2021 USD ($) shares
Disclosure of classes of share capital [line items]
Number of votes for each ordinary share | Vote	1
Principal amount of convertible notes | $	$ 49,100,000
Major business combination [member] | Insuagro [Member]
Disclosure of classes of share capital [line items]
Number of shares acquired		2,467,990
Adjusted EBITDA Per Share Multiple	3.5
Consideration of payment | $		$ 700,000
Number of shares owned	13,489,990
Percentage of equity interests acquired	61.32%
Percentage of voting interests acquired	61.22%
Equity Compensation Plan [Member]
Disclosure of classes of share capital [line items]
Share options granted under share option agreements | $	2,031,058
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised	100,000,000
Par value per share | $ / shares	$ 0.0001
Number of shares issued	41,105,321
Number of shares outstanding	41,105,321
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised	1,000,000
Par value per share | $ / shares	$ 0.0001
Number of shares issued	0
Number of shares outstanding	0